PORTFOLIO OF INVESTMENTS – as of June 30, 2019 (Unaudited)

Loomis Sayles Core Plus Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 89.0% of Net Assets

	ABS Car Loan – 1.1%
$16,937	AmeriCredit Automobile Receivables Trust, Series 2015-1, Class C, 2.510%, 1/08/2021	$16,937
3,986,890	AmeriCredit Automobile Receivables Trust, Series 2015-4, Class C, 2.880%, 7/08/2021	3,991,183
208,976	AmeriCredit Automobile Receivables Trust, Series 2017-1, Class A3, 1.870%, 8/18/2021	208,628
2,000,000	Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 2.500%, 7/20/2021	2,001,801
11,955,000	Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A, 2.990%, 6/20/2022, 144A	12,082,063
15,005,000	Avis Budget Rental Car Funding AESOP LLC, Series 2016-2A, Class A, 2.720%, 11/20/2022, 144A	15,081,462
10,350,000	Avis Budget Rental Car Funding AESOP LLC, Series 2017-1A, Class A, 3.070%, 9/20/2023, 144A	10,504,061
4,985,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-1, Class A, 3.450%, 3/20/2023, 144A	5,105,538
3,359,203	CPS Auto Receivables Trust, Series 2015-C, Class C, 3.420%, 8/16/2021, 144A	3,361,942
1,395,998	Credit Acceptance Auto Loan Trust, Series 2016-3A, Class A, 2.150%, 4/15/2024, 144A	1,395,148
2,030,600	Credit Acceptance Auto Loan Trust, Series 2017-1A, Class A, 2.560%, 10/15/2025, 144A	2,030,604
7,435,000	Credit Acceptance Auto Loan Trust, Series 2017-3A, Class B, 3.210%, 8/17/2026, 144A	7,503,758
1,600,280	Drive Auto Receivables Trust, Series 2017-AA, Class C, 2.980%, 1/18/2022, 144A	1,601,708
1,800,801	Exeter Automobile Receivables Trust, Series 2018-2A, Class A, 2.790%, 7/15/2021, 144A	1,801,189
831,166	Santander Drive Auto Receivables Trust, Series 2017-2, Class B, 2.210%, 10/15/2021	830,967
5,755,000	Santander Drive Auto Receivables Trust, Series 2018-2, Class B, 3.030%, 9/15/2022	5,779,170
4,140,000	Santander Drive Auto Receivables Trust, Series 2018-2, Class C, 3.350%, 7/17/2023	4,179,242

		77,475,401

	ABS Credit Card – 0.3%
11,115,000	World Financial Network Credit Card Master Trust, Series 2016-A, Class A, 2.030%, 4/15/2025	11,078,376
12,265,000	World Financial Network Credit Card Master Trust, Series 2016-C, Class A, 1.720%, 8/15/2023	12,236,453

		23,314,829

	ABS Home Equity – 2.0%
3,368,461	Bayview Opportunity Master Fund IVa Trust, Series 2016-SPL1, Class A, 4.000%, 4/28/2055, 144A	3,446,338
1,883,716	Bayview Opportunity Master Fund IVa Trust, Series 2017-RT1, Class A1, 3.000%, 3/28/2057, 144A(a)	1,906,591
9,997,123	Bayview Opportunity Master Fund IVa Trust, Series 2017-RT5, Class A, 3.500%, 5/28/2069, 144A(a)	10,207,364

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

	ABS Home Equity – continued
$5,323,234	Bayview Opportunity Master Fund IVa Trust, Series 2017-SPL1, Class A, 4.000%, 10/28/2064, 144A(a)	$5,488,312
2,208,771	Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL2, Class A, 4.000%, 6/28/2054, 144A(a)	2,276,540
2,440,582	Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL3, Class A, 4.000%, 11/28/2053, 144A(a)	2,515,690
4,341,489	Colony American Finance Ltd., Series 2015-1, Class A, 2.896%, 10/15/2047, 144A	4,334,682
50,706	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(a)(b)(c)	50,631
25,796,743	Invitation Homes Trust, Series 2018-SFR2, Class A, 1-month LIBOR + 0.900%, 3.294%, 6/17/2037, 144A(d)	25,739,281
9,600,000	Lanark Master Issuer PLC, Series 2019-1A, Class 1A1, 3-month LIBOR + 0.770%, 3.295%, 12/22/2069(d)	9,622,493
2,772,077	Mill City Mortgage Loan Trust, Series 2016-1, Class A1, 2.500%, 4/25/2057, 144A(a)	2,769,530
10,302,470	Onslow Bay Financial LLC, Series 2018-EXP1, Class 1A3, 4.000%, 4/25/2048, 144A(a)	10,491,247
2,969,076	Sequoia Mortgage Trust, Series 2017-CH1, Class A1, 4.000%, 8/25/2047, 144A(a)	3,045,960
3,104,797	Sequoia Mortgage Trust, Series 2017-CH2, Class A10, 4.000%, 12/25/2047, 144A(a)	3,140,952
6,495,383	Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.000%, 2/25/2048, 144A(a)	6,718,458
15,402,503	Sequoia Mortgage Trust, Series 2018-CH3, Class A2, 4.000%, 8/25/2048, 144A(a)	15,754,145
1,454,000	Towd Point Mortgage Trust, Series 2015-1, Class A5, 3.956%, 10/25/2053, 144A(a)	1,505,644
7,544,200	Towd Point Mortgage Trust, Series 2015-2, Class 1A12, 2.750%, 11/25/2060, 144A(a)	7,577,001
5,018,000	Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.750%, 4/25/2055, 144A(a)	5,192,608
6,317,505	Towd Point Mortgage Trust, Series 2016-2, Class A1A, 2.750%, 8/25/2055, 144A(a)	6,353,801
6,017,000	Towd Point Mortgage Trust, Series 2016-2, Class M2, 3.000%, 8/25/2055, 144A(a)	5,878,020
13,314,997	Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.750%, 5/25/2058, 144A(a)	13,810,820

		147,826,108

	ABS Other – 0.2%
7,510,500	OneMain Financial Issuance Trust, Series 2016-1A, Class A, 3.660%, 2/20/2029, 144A	7,542,386
4,693,000	TAL Advantage V LLC, Series 2014-3A, Class A, 3.270%, 11/21/2039, 144A	4,730,579

		12,272,965

	ABS Student Loan – 0.0%
725,374	SoFi Professional Loan Program LLC, Series 2014-B, Class A2, 2.550%, 8/27/2029, 144A	724,018

	ABS Whole Business – 0.5%
19,198,200	Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/2047, 144A	19,656,603

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

	ABS Whole Business – continued
$14,371,400	Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2I, 4.262%, 9/05/2048, 144A	$14,805,273

		34,461,876

	Aerospace & Defense – 0.2%
921,000	Bombardier, Inc., 5.750%, 3/15/2022, 144A	933,664
14,932,000	Embraer Netherlands Finance BV, 5.050%, 6/15/2025	16,108,044

		17,041,708

	Agency Commercial Mortgage-Backed Securities – 3.0%
15,165,000	Federal National Mortgage Association, Series 2015-M15, Class A2, 2.923%, 10/25/2025(a)	15,659,054
6,750,000	Federal National Mortgage Association, Series 2015-M17, Class A2, 3.035%, 11/25/2025(a)	6,992,028
10,975,000	Federal National Mortgage Association, Series 2016-M4, Class A2, 2.576%, 3/25/2026	11,094,179
20,355,000	Federal National Mortgage Association, Series 2017-M14, Class A2, 2.972%, 11/25/2027(a)	20,962,177
1,660,000	Federal National Mortgage Association, Series 2017-M15, Class A2, 3.058%, 9/25/2027(a)	1,729,366
7,591,000	Federal National Mortgage Association, Series 2017-M3, Class A2, 2.567%, 12/25/2026(a)	7,602,656
6,538,096	Federal National Mortgage Association, Series 2017-M7, Class A2, 2.961%, 2/25/2027(a)	6,760,350
11,860,279	Federal National Mortgage Association, Series 2018-M1, Class A2, 3.086%, 12/25/2027(a)	12,307,403
2,460,000	Federal National Mortgage Association, Series 2018-M10, Class A2, 3.497%, 7/25/2028(a)	2,628,522
6,965,000	Federal National Mortgage Association, Series 2018-M7, Class A2, 3.150%, 3/25/2028(a)	7,253,987
4,665,000	Federal National Mortgage Association, Series 2018-M8, Class A2, 3.436%, 6/25/2028(a)	4,963,065
7,350,000	FHLMC Multifamily Structured Pass Through Certificates, Series K725, Class A2, 3.002%, 1/25/2024	7,613,776
2,770,000	FHLMC Multifamily Structured Pass Through Certificates, Series K058, Class A2, 2.653%, 8/25/2026	2,828,715
6,195,000	FHLMC Multifamily Structured Pass Through Certificates, Series K061, Class A2, 3.347%, 11/25/2026(a)	6,596,401
6,995,000	FHLMC Multifamily Structured Pass Through Certificates, Series K062, Class A2, 3.413%, 12/25/2026	7,483,589
5,105,490	FHLMC Multifamily Structured Pass Through Certificates, Series K063, Class A2, 3.430%, 1/25/2027(a)	5,463,861
915,000	FHLMC Multifamily Structured Pass Through Certificates, Series K069, Class A2, 3.187%, 9/25/2027(a)	965,493
1,310,000	FHLMC Multifamily Structured Pass Through Certificates, Series K071, Class A2, 3.286%, 11/25/2027	1,392,606
8,045,000	FHLMC Multifamily Structured Pass Through Certificates, Series K072, Class A2, 3.444%, 12/25/2027	8,643,445
2,550,000	FHLMC Multifamily Structured Pass Through Certificates, Series K073, Class A2, 3.350%, 1/25/2028	2,720,321
21,680,000	FHLMC Multifamily Structured Pass Through Certificates, Series K081, Class A2, 3.900%, 8/25/2028(a)	24,090,857

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

	Agency Commercial Mortgage-Backed Securities – continued
$7,205,000	FHLMC Multifamily Structured Pass Through Certificates, Series K082, Class A2, 3.920%, 9/25/2028(a)	$8,026,351
10,465,000	FHLMC Multifamily Structured Pass Through Certificates, Series K084, Class A2, 3.780%, 10/25/2028(a)	11,527,610
11,410,000	FHLMC Multifamily Structured Pass Through Certificates, Series K727, Class A2, 2.946%, 7/25/2024	11,790,008
7,760,000	FHLMC Multifamily Structured Pass Through Certificates, Series KPLB, Class A, 2.770%, 5/25/2025	7,951,310
2,151,433	FNMA, 2.880%, 12/01/2027	2,220,035
6,485,000	FNMA, 2.900%, 12/01/2027	6,691,794
5,035,000	FNMA, 2.950%, 11/01/2027	5,236,741
1,826,000	FNMA, 3.015%, 7/01/2028	1,909,561

		221,105,261

	Airlines – 0.0%
2,294,395	Continental Airlines Pass Through Certificates, Series 2012-2, Class A, 4.000%, 4/29/2026	2,398,239
524,379	Continental Airlines Pass Through Trust, Series 2010-1, Class A, 4.750%, 7/12/2022	538,482

		2,936,721

	Automotive – 1.5%
12,010,000	Ford Motor Credit Co. LLC, 3.336%, 3/18/2021	12,071,670
27,688,000	Ford Motor Credit Co. LLC, 5.750%, 2/01/2021	28,822,618
16,412,000	Ford Motor Credit Co. LLC, 5.875%, 8/02/2021	17,305,778
18,701,000	General Motors Co., 5.000%, 4/01/2035	18,369,720
22,752,000	Hyundai Capital America, 3.000%, 10/30/2020, 144A	22,854,415
10,350,000	Toyota Motor Corp., 2.358%, 7/02/2024	10,360,016

		109,784,217

	Banking – 6.9%
17,853,000	Ally Financial, Inc., 3.750%, 11/18/2019	17,888,706
16,016,000	Banco Santander Chile, 3.875%, 9/20/2022, 144A	16,559,865
31,480,000	Bangkok Bank PCL, 4.050%, 3/19/2024, 144A	33,179,524
10,172,000	Bank of America Corp., (fixed rate to 12/20/2022, variable rate thereafter), 3.004%, 12/20/2023	10,358,609
45,265,000	Bank of America Corp., (fixed rate to 4/23/2026, variable rate thereafter), MTN, 3.559%, 4/23/2027	47,252,835
5,715,000	Bank of America Corp., GMTN, 2.625%, 4/19/2021	5,750,621

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

	Banking – continued
$10,850,000	Bank of Montreal, Series D, 3.100%, 4/13/2021	$11,017,302
45,518,000	Barclays PLC, 2.875%, 6/08/2020	45,599,932
7,058,000	Barclays PLC, 3.200%, 8/10/2021	7,105,014
5,780,000	Citigroup, Inc., 2.650%, 10/26/2020	5,800,344
30,055,000	Citigroup, Inc., 4.050%, 7/30/2022	31,360,537
11,955,000	Goldman Sachs Bank USA, SOFR + 0.600%, 3.067%, 5/24/2021(d)	11,966,835
5,780,000	Goldman Sachs Group, Inc. (The), 2.600%, 4/23/2020	5,791,053
12,701,000	Goldman Sachs Group, Inc. (The), 3.625%, 1/22/2023	13,176,697
14,867,000	Goldman Sachs Group, Inc. (The), 5.750%, 1/24/2022	16,068,014
13,448,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	17,589,310
3,205,000	JPMorgan Chase & Co., 2.550%, 3/01/2021	3,216,190
10,919,000	JPMorgan Chase & Co., 3.200%, 1/25/2023	11,204,559
1,785,000	JPMorgan Chase & Co., 4.250%, 10/15/2020	1,829,065
10,223,000	JPMorgan Chase & Co., 4.350%, 8/15/2021	10,633,635
23,597,000	JPMorgan Chase & Co., 4.500%, 1/24/2022	24,864,951
3,235,000	Lloyds Banking Group PLC, 3.000%, 1/11/2022	3,269,230
3,955,000	Lloyds Banking Group PLC, 3.100%, 7/06/2021	4,004,090
23,780,000	Lloyds Banking Group PLC, 4.344%, 1/09/2048	23,177,061
7,690,000	Morgan Stanley, 2.800%, 6/16/2020	7,725,762
19,598,000	Morgan Stanley, 5.750%, 1/25/2021	20,584,330
3,381,000	Morgan Stanley, GMTN, 3.700%, 10/23/2024	3,567,053
12,550,000	Morgan Stanley, GMTN, 5.500%, 7/28/2021	13,333,912
21,770,000	Morgan Stanley, Series F, 3.875%, 4/29/2024	23,073,043
16,700,000	Nationwide Building Society, (fixed rate to 4/26/2022, variable rate thereafter), 3.622%, 4/26/2023, 144A	17,007,852
9,123,000	Santander UK Group Holdings PLC, 5.625%, 9/15/2045, 144A	10,126,106
25,285,000	Toronto Dominion Bank (The), 2.650%, 6/12/2024	25,513,362

		499,595,399

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

	Building Materials – 0.1%
$8,563,000	Owens Corning, 4.200%, 12/01/2024	$8,897,210

	Cable Satellite – 0.2%
924,000	Time Warner Cable LLC, 5.500%, 9/01/2041	968,745
2,648,000	Time Warner Cable LLC, 5.875%, 11/15/2040	2,864,372
8,447,000	Time Warner Cable LLC, 6.550%, 5/01/2037	9,759,662
2,013,000	Time Warner Cable LLC, 6.750%, 6/15/2039	2,335,154

		15,927,933

	Chemicals – 1.2%
26,749,000	Braskem America Finance Co., 7.125%, 7/22/2041, 144A	31,529,046
3,680,000	Koppers, Inc., 6.000%, 2/15/2025, 144A	3,450,000
3,566,000	Methanex Corp., 3.250%, 12/15/2019	3,569,758
14,107,000	Methanex Corp., 5.250%, 3/01/2022	14,696,722
10,242,000	Mexichem SAB de CV, 5.875%, 9/17/2044, 144A	10,702,890
11,165,000	Mexichem SAB de CV, 6.750%, 9/19/2042, 144A	12,811,838
4,402,000	RPM International, Inc., 3.450%, 11/15/2022	4,482,313
3,558,000	RPM International, Inc., 6.125%, 10/15/2019	3,592,251

		84,834,818

	Collateralized Mortgage Obligations – 1.3%
23,649,374	Federal Home Loan Mortgage Corp., Series 277, Class 30, 3.000%, 9/15/2042	24,319,340
2,787,903	Federal Home Loan Mortgage Corp., Series 353, Class 300, 3.000%, 12/15/2046	2,847,911
5,000,000	Federal Home Loan Mortgage Corp., Series 3654, Class DC, 5.000%, 4/15/2030	5,599,574
517,551	Government National Mortgage Association, Series 2010-H20, Class AF, 1-month LIBOR + 0.330%, 2.797%, 10/20/2060(d)	515,526
427,697	Government National Mortgage Association, Series 2010-H24, Class FA, 1-month LIBOR + 0.350%, 2.817%, 10/20/2060(d)	426,136
348,200	Government National Mortgage Association, Series 2011-H06, Class FA, 1-month LIBOR + 0.450%, 2.917%, 2/20/2061(d)	347,919
3,911,660	Government National Mortgage Association, Series 2012-H12, Class FA, 1-month LIBOR + 0.550%, 3.017%, 4/20/2062(d)	3,917,490
502,919	Government National Mortgage Association, Series 2012-H18, Class NA, 1-month LIBOR + 0.520%, 2.987%, 8/20/2062(d)	503,132
3,997,810	Government National Mortgage Association, Series 2012-H27, Class FA, 1-month LIBOR + 0.400%, 2.867%, 10/20/2062(d)	3,990,123
1,554,633	Government National Mortgage Association, Series 2013-H01, Class FA, 1.650%, 1/20/2063	1,544,226

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

	Collateralized Mortgage Obligations – continued
$2,456,764	Government National Mortgage Association, Series 2013-H03, Class HA, 1.750%, 12/20/2062	$2,441,941
3,576,456	Government National Mortgage Association, Series 2013-H04, Class BA, 1.650%, 2/20/2063	3,552,877
9,116,653	Government National Mortgage Association, Series 2013-H07, Class DA, 2.500%, 3/20/2063	9,107,908
13,456,270	Government National Mortgage Association, Series 2013-H10, Class PA, 2.500%, 4/20/2063	13,417,248
13,296,438	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	13,057,822
6,620,578	Government National Mortgage Association, Series 2015-H13, Class FG, 1-month LIBOR + 0.400%, 2.867%, 4/20/2065(d)	6,608,047
414,274	Government National Mortgage Association, Series 2015-H13, Class FL, 1-month LIBOR + 0.280%, 2.747%, 5/20/2063(d)	413,859

		92,611,079

	Construction Machinery – 0.2%
8,705,000	CNH Industrial Capital LLC, 4.375%, 4/05/2022	9,040,926
4,790,000	John Deere Capital Corp., 2.600%, 3/07/2024	4,841,876

		13,882,802

	Consumer Cyclical Services – 0.4%
25,600,000	Amazon.com, Inc., 4.250%, 8/22/2057	29,513,705

	Consumer Products – 0.2%
11,675,000	Whirlpool Corp., 4.750%, 2/26/2029	12,573,506
3,495,000	Whirlpool Corp., MTN, 4.850%, 6/15/2021	3,642,744

		16,216,250

	Diversified Manufacturing – 0.1%
1,158,000	Crane Co., 6.550%, 11/15/2036	1,413,968
2,770,000	General Electric Co., 5.300%, 2/11/2021	2,869,888
4,090,000	Parker-Hannnifn Corp., 2.700%, 6/14/2024	4,139,383

		8,423,239

	Electric – 0.9%
26,437,125	Cometa Energia S.A. de CV, 6.375%, 4/24/2035, 144A	27,197,192
3,315,000	Enel Americas S.A., 4.000%, 10/25/2026	3,414,450
3,364,000	Enel Generacion Chile S.A., 4.250%, 4/15/2024	3,531,959
17,247,000	National Rural Utilities Cooperative Finance Corp., (fixed rate to 4/30/2023, variable rate thereafter), 4.750%, 4/30/2043	16,919,307

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

	Electric – continued
$8,413,000	Transelec S.A., 4.250%, 1/14/2025, 144A	$8,747,501
4,380,000	Transelec S.A., 4.625%, 7/26/2023, 144A	4,659,225

		64,469,634

	Finance Companies – 1.2%
1,534,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.300%, 1/23/2023	1,547,609
18,035,000	Air Lease Corp., GMTN, 3.750%, 6/01/2026	18,474,684
3,910,000	International Lease Finance Corp., 5.875%, 8/15/2022	4,259,321
15,445,000	iStar, Inc., 6.500%, 7/01/2021	15,715,288
14,547,000	Navient LLC, MTN, 8.000%, 3/25/2020	15,056,145
29,780,000	Springleaf Finance Corp., 6.125%, 3/15/2024	32,013,500

		87,066,547

	Financial Other – 0.1%
7,243,251	Cielo USA, Inc., 3.750%, 11/16/2022, 144A	7,161,764

	Food & Beverage – 0.4%
7,380,000	Bacardi Ltd., 5.150%, 5/15/2038, 144A	7,647,572
16,885,000	Bacardi Ltd., 5.300%, 5/15/2048, 144A	17,771,223
3,490,000	Gruma SAB de CV, 4.875%, 12/01/2024, 144A	3,695,945
1,230,000	Sigma Alimentos S.A. de CV, 6.875%, 12/16/2019, 144A	1,253,173

		30,367,913

	Government Owned - No Guarantee – 2.6%
7,757,000	CNPC General Capital Ltd., 3.950%, 4/19/2022, 144A	8,022,993
17,981,000	Dolphin Energy Ltd. LLC, 5.500%, 12/15/2021, 144A	19,039,362
11,005,000	Mexico City Airport Trust, 5.500%, 7/31/2047, 144A	10,963,731
18,213,000	OCP S.A., 5.625%, 4/25/2024, 144A	19,596,095
7,355,000	Ooredoo International Finance Ltd., 3.250%, 2/21/2023, 144A	7,436,567
10,955,000	Ooredoo International Finance Ltd., 3.875%, 1/31/2028, 144A	11,365,812
11,250,000	Saudi Arabian Oil Co., 4.375%, 4/16/2049, 144A	11,408,680
18,945,000	Syngenta Finance NV, 3.698%, 4/24/2020, 144A	19,077,635

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

	Government Owned - No Guarantee – continued
$24,223,000	Tennessee Valley Authority, 4.250%, 9/15/2065	$30,501,372
6,160,000	Tennessee Valley Authority, 4.625%, 9/15/2060	8,193,803
6,401,000	Tennessee Valley Authority, 4.875%, 1/15/2048	8,534,734
10,957,000	Tennessee Valley Authority, 5.250%, 9/15/2039	14,602,072
5,215,000	Tennessee Valley Authority, 5.880%, 4/01/2036	7,192,329
10,930,000	Transportadora de Gas Internacional S.A. E.S.P., 5.550%, 11/01/2028, 144A	12,279,855

		188,215,040

	Healthcare – 0.5%
18,025,000	CVS Health Corp., 5.050%, 3/25/2048	19,198,774
3,089,000	PerkinElmer, Inc., 5.000%, 11/15/2021	3,230,380
13,364,000	Universal Health Services, Inc., 4.750%, 8/01/2022, 144A	13,480,935

		35,910,089

	Hybrid ARMs – 0.0%
32,155	FNMA, 6-month LIBOR + 1.543%, 4.418%, 2/01/2037(d)	33,306

	Independent Energy – 0.5%
9,258,667	Pan American Energy LLC, 7.875%, 5/07/2021, 144A	9,594,293
4,632,000	QEP Resources, Inc., 5.250%, 5/01/2023	4,458,300
10,701,000	Range Resources Corp., 5.000%, 8/15/2022	10,152,574
8,785,000	SM Energy Co., 6.125%, 11/15/2022	8,719,113

		32,924,280

	Industrial Other – 0.3%
11,005,000	CK Hutchison International 16 Ltd., 2.750%, 10/03/2026, 144A	10,797,831
4,020,000	Georgetown University (The), Class A, 5.215%, 10/01/2118	4,976,318
3,750,000	Georgetown University (The), Class B, 4.315%, 4/01/2049	4,347,787

		20,121,936

	Integrated Energy – 0.1%
6,325,000	Hunt Oil Co. of Peru LLC Sucursal Del Peru, 6.375%, 6/01/2028, 144A	7,049,213

	Media Entertainment – 0.7%
63,720,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	2,355,752

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

	Media Entertainment – continued
$15,635,000	Prosus NV, 4.850%, 7/06/2027, 144A	$16,787,612
32,599,000	Prosus NV, 6.000%, 7/18/2020, 144A	33,547,566

		52,690,930

	Metals & Mining – 0.3%
17,322,000	Freeport-McMoRan, Inc., 3.550%, 3/01/2022	17,386,958
6,422,000	Freeport-McMoRan, Inc., 6.875%, 2/15/2023	6,759,155

		24,146,113

	Midstream – 1.1%
1,600,000	AmeriGas Partners LP/AmeriGas Finance Corp., 5.500%, 5/20/2025	1,684,000
670,000	Energy Transfer Operating LP, 5.150%, 2/01/2043	673,769
6,959,000	Energy Transfer Operating LP, 5.950%, 10/01/2043	7,657,622
10,082,000	Energy Transfer Operating LP, 6.500%, 2/01/2042	11,918,343
1,578,000	Energy Transfer Operating LP, 6.625%, 10/15/2036	1,836,831
13,236,000	Energy Transfer Partners LP/Regency Energy Finance Corp., 5.000%, 10/01/2022	14,070,152
2,745,000	Energy Transfer Partners LP/Regency Energy Finance Corp., 5.875%, 3/01/2022	2,944,578
2,555,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	2,694,789
10,668,000	Kinder Morgan Energy Partners LP, 4.300%, 5/01/2024	11,339,607
4,861,000	Kinder Morgan, Inc., 5.000%, 2/15/2021, 144A	5,041,637
17,979,000	Kinder Morgan, Inc., 5.625%, 11/15/2023, 144A	19,907,372
2,080,000	Sunoco Logistics Partners Operations LP, 5.400%, 10/01/2047	2,209,177

		81,977,877

	Mortgage Related – 27.1%
4,198,415	FHLMC, 3.000%, with various maturities from 2042 to 2046(e)	4,275,158
81,681,643	FHLMC, 3.500%, with various maturities from 2043 to 2048(e)	84,581,436
40,841,371	FHLMC, 4.000%, with various maturities from 2044 to 2048(e)	43,015,839
38,458,620	FHLMC, 4.500%, with various maturities from 2041 to 2048(e)	40,931,339
11,039	FHLMC, 6.000%, 6/01/2035	12,525
143,686,550	FNMA, 2.500%, with various maturities from 2045 to 2058(e)(f)	142,210,106

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

	Mortgage Related – continued
$299,786,326	FNMA, 3.000%, with various maturities from 2045 to 2058(e)(f)	$302,784,810
155,574,124	FNMA, 3.500%, with various maturities from 2042 to 2047(e)	161,029,271
251,294,243	FNMA, 4.000%, with various maturities from 2041 to 2049(e)(f)	261,705,182
44,344,824	FNMA, 4.500%, with various maturities from 2043 to 2048(e)	47,007,744
166,457	FNMA, 6.000%, with various maturities from 2034 to 2037(e)	188,576
13,989	FNMA, 6.500%, with various maturities from 2029 to 2031(e)	15,616
41,158	FNMA, 7.000%, with various maturities in 2030(e)	45,395
22,297	FNMA, 7.500%, with various maturities from 2024 to 2032(e)	25,197
34,097,000	FNMA (TBA), 2.500%, 8/01/2049(g)	33,809,307
80,915,000	FNMA (TBA), 3.000%, 8/01/2049(g)	81,539,246
296,974,000	FNMA (TBA), 3.500%, 8/01/2049(g)	303,558,998
112,415,000	FNMA (TBA), 4.000%, 7/01/2049(g)	116,184,854
168,861,000	FNMA (TBA), 4.500%, 7/01/2049(g)	176,451,505
25,493,000	FNMA (TBA), 5.000%, 7/01/2049(g)	26,947,396
114,912	GNMA, 4.061%, 1/20/2063(a)	116,231
102,142	GNMA, 4.279%, 5/20/2063(a)	103,865
1,223,035	GNMA, 4.298%, 12/20/2061(a)	1,228,201
35,998	GNMA, 4.308%, 8/20/2061(a)	36,551
136,299	GNMA, 4.355%, 7/20/2063(a)	139,258
10,209,062	GNMA, 4.370%, 12/20/2066(a)	11,183,448
313,430	GNMA, 4.411%, 8/20/2062(a)	315,025
388,577	GNMA, 4.416%, 11/20/2062(a)	392,102
5,681,834	GNMA, 4.427%, 11/20/2066(a)	6,178,543
2,842,149	GNMA, 4.434%, 10/20/2066(a)	3,108,560
2,071,106	GNMA, 4.435%, with various maturities from 2062 to 2063(a)(d)(e)	2,107,598
3,871,631	GNMA, 4.442%, 2/20/2066(a)	4,210,788
706,511	GNMA, 4.446%, 6/20/2062(a)	709,108

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

	Mortgage Related – continued
$376,849	GNMA, 4.456%, 12/20/2062(a)	$380,771
890,669	GNMA, 4.466%, 6/20/2062(a)	894,410
466,519	GNMA, 4.467%, 7/20/2063(a)	475,575
5,037,866	GNMA, 4.514%, 6/20/2066(a)	5,513,463
5,800,635	GNMA, 4.516%, 11/20/2062(a)	5,850,417
4,836,949	GNMA, 4.525%, 12/20/2064(a)	5,213,550
3,411,119	GNMA, 4.526%, 6/20/2066(a)	3,715,539
2,953,898	GNMA, 4.531%, with various maturities from 2063 to 2066(a)(e)	3,189,394
7,148,783	GNMA, 4.532%, with various maturities from 2063 to 2066(a)(e)	7,721,922
10,928,952	GNMA, 4.541%, 12/20/2066(a)	12,037,032
2,542,679	GNMA, 4.542%, 1/20/2065(a)	2,735,300
3,711,287	GNMA, 4.545%, 6/20/2066(a)	4,070,813
4,583,041	GNMA, 4.547%, 2/20/2065(a)	4,923,696
86,484	GNMA, 4.554%, 5/20/2062(a)	86,814
3,876,886	GNMA, 4.555%, 6/20/2064(a)	4,175,926
2,446,109	GNMA, 4.565%, 4/20/2066(a)	2,667,046
6,211,057	GNMA, 4.577%, 10/20/2064(a)	6,662,707
727,424	GNMA, 4.584%, 10/20/2062(a)	733,994
6,760,360	GNMA, 4.600%, 2/20/2065(a)	7,306,101
5,035,897	GNMA, 4.601%, 3/20/2066(a)	5,524,218
508,348	GNMA, 4.602%, 7/20/2062(a)	511,141
6,977,390	GNMA, 4.604%, 12/20/2064(a)	7,509,641
4,206,500	GNMA, 4.611%, 1/20/2065(a)	4,570,155
1,026,490	GNMA, 4.625%, 5/20/2062(a)	1,026,732
3,542,365	GNMA, 4.638%, with various maturities from 2064 to 2065(a)(e)	3,788,852
1,505,314	GNMA, 4.643%, 4/20/2062(a)	1,513,555
427,179	GNMA, 4.650%, 1/20/2061(a)	435,732

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

	Mortgage Related – continued
$3,048,747	GNMA, 4.669%, 1/20/2064(a)	$3,234,229
5,452,863	GNMA, 4.674%, 6/20/2064(a)	5,885,380
11,762	GNMA, 4.700%, with various maturities in 2061(a)(e)	11,820
3,744,676	GNMA, 4.710%, 1/20/2064(a)	4,028,807
7,775	GNMA, 4.808%, 3/20/2062(a)	7,827
266,670	GNMA, 5.500%, 4/15/2038	292,788
46,358	GNMA, 6.000%, with various maturities from 2029 to 2038(e)	52,229
42,536	GNMA, 6.500%, with various maturities from 2029 to 2032(e)	46,859
60,955	GNMA, 7.000%, with various maturities from 2025 to 2029(e)	62,739
7,626	GNMA, 7.500%, with various maturities from 2025 to 2030(e)	8,325
347	GNMA, 8.500%, 10/15/2022	348

		1,973,014,625

	Non-Agency Commercial Mortgage-Backed Securities – 0.5%
1,025,000	Commercial Mortgage Trust, Series 2010-C1, Class D, 6.287%, 7/10/2046, 144A(a)	1,053,136
3,052,113	DBUBS Mortgage Trust, Series 2011-LC1A, Class E, 5.885%, 11/10/2046, 144A(a)	3,170,024
6,637,000	GS Mortgage Securities Trust, Series 2011-GC5, Class C, 5.557%, 8/10/2044, 144A(a)	6,902,747
8,150,000	UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A4, 3.185%, 3/10/2046	8,389,289
9,412,653	Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class D, 5.783%, 11/15/2043, 144A(a)	9,595,990
5,876,392	WFRBS Commercial Mortgage Trust, Series 2011-C4, Class D, 5.397%, 6/15/2044, 144A(a)	5,932,683

		35,043,869

	Oil Field Services – 1.1%
3,105,000	Ensco Rowan PLC, 4.500%, 10/01/2024	2,313,225
7,342,000	Ensco Rowan PLC, 5.750%, 10/01/2044	4,221,650
2,447,000	Nabors Industries, Inc., 4.625%, 9/15/2021	2,385,825
796,000	Nabors Industries, Inc., 5.000%, 9/15/2020	798,229
23,633,000	Nabors Industries, Inc., 5.100%, 9/15/2023	20,842,179
4,150,000	Nabors Industries, Inc., 5.500%, 1/15/2023	3,880,250
29,916,000	Thaioil Treasury Center Co. Ltd., 4.875%, 1/23/2043, 144A	33,207,657

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

	Oil Field Services – continued
$9,312,975	Transocean Guardian Ltd., 5.875%, 1/15/2024, 144A	$9,464,311

		77,113,326

	Paper – 0.3%
5,797,000	Celulosa Arauco y Constitucion S.A., 4.500%, 8/01/2024	6,094,096
10,350,000	Klabin Austria GmbH, 7.000%, 4/03/2049, 144A	10,943,055
1,989,000	WestRock RKT LLC, 4.900%, 3/01/2022	2,102,568

		19,139,719

	Pharmaceuticals – 0.1%
6,293,000	Biogen, Inc., 2.900%, 9/15/2020	6,324,608

	Property & Casualty Insurance – 0.2%
13,365,000	Ardonagh Midco 3 PLC, 8.625%, 7/15/2023, 144A	12,563,100
3,171,000	Willis Towers Watson PLC, 5.750%, 3/15/2021	3,330,096

		15,893,196

	Refining – 0.1%
8,665,000	Ultrapar International S.A., 5.250%, 10/06/2026, 144A	9,065,756

	Retailers – 0.6%
27,630,000	El Puerto de Liverpool SAB de CV, 3.875%, 10/06/2026, 144A	27,215,826
9,929,000	SACI Falabella, 3.750%, 4/30/2023, 144A	10,177,324
7,559,000	SACI Falabella, 4.375%, 1/27/2025, 144A	8,002,252

		45,395,402

	Sovereigns – 1.3%
32,145,000	Kingdom of Saudi Arabia, 3.250%, 10/26/2026, 144A	32,773,435
20,805,000	Republic of Argentina, 7.500%, 4/22/2026	17,569,822
19,040,000	Republic of Argentina, 7.625%, 4/22/2046	15,089,200
8,015,000	Republic of Indonesia, 3.700%, 1/08/2022, 144A	8,201,188
11,125,000	Republic of Oman, 3.875%, 3/08/2022, 144A	10,944,108
11,830,000	State of Qatar, 3.875%, 4/23/2023, 144A	12,407,304

		96,985,057

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued

		Technology – 1.0%
$3,000,000		Equifax, Inc., 3.300%, 12/15/2022	$3,066,001
5,101,000		Equifax, Inc., 7.000%, 7/01/2037	6,082,253
15,427,000		Hewlett Packard Enterprise Co., 3.600%, 10/15/2020	15,629,988
17,176,000		Hewlett Packard Enterprise Co., 6.200%, 10/15/2035	19,288,227
3,601,000		KLA-Tencor Corp., 3.375%, 11/01/2019	3,607,641
7,515,000		Microchip Technologies, Inc., 4.333%, 6/01/2023	7,836,278
10,996,000		Molex Electronic Technologies LLC, 2.878%, 4/15/2020, 144A	11,001,348
7,255,000		Molex Electronic Technologies LLC, 3.900%, 4/15/2025, 144A	7,495,218

			74,006,954

		Tobacco – 0.1%
8,705,000		Altria Group, Inc., 4.400%, 2/14/2026	9,314,787

		Treasuries – 26.7%
10,976,000	(††)	Mexican Fixed Rate Bonds, Series M, 5.750%, 3/05/2026, (MXN)	51,991,143
9,241,400	(††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)	47,232,672
496,730,000		Republic of Uruguay, 8.500%, 3/15/2028, 144A, (UYU)	12,306,281
294,989,000		Republic of Uruguay, 9.875%, 6/20/2022, 144A, (UYU)	8,301,282
22,270,000		U.S. Treasury Bond, 2.875%, 5/15/2049	23,891,534
44,560,000		U.S. Treasury Bond, 3.000%, 2/15/2049	48,939,413
48,350,000		U.S. Treasury Bond, 3.125%, 5/15/2048	54,253,989
78,610,000		U.S. Treasury Bond, 3.375%, 11/15/2048(f)	92,535,639
62,548,907		U.S. Treasury Inflation Indexed Bond, 0.750%, 2/15/2045(f)(h)	61,871,523
119,807,087		U.S. Treasury Inflation Indexed Bond, 0.875%, 2/15/2047(f)(h)	122,064,219
142,241,191		U.S. Treasury Inflation Indexed Bond, 1.000%, 2/15/2046(f)(h)	149,027,277
61,403,932		U.S. Treasury Inflation Indexed Note, 0.125%, 7/15/2024(f)(h)	61,296,783
49,056,025		U.S. Treasury Inflation Indexed Note, 0.250%, 1/15/2025(h)	49,109,765
68,601,877		U.S. Treasury Inflation Indexed Note, 0.625%, 1/15/2024(f)(h)	69,796,290
60,735,000		U.S. Treasury Note, 1.375%, 7/31/2019	60,690,897

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

	Treasuries – continued
$97,410,000	U.S. Treasury Note, 1.750%, 6/30/2024	$97,367,846
57,405,000	U.S. Treasury Note, 1.875%, 6/30/2026	57,425,124
2,105,000	U.S. Treasury Note, 2.375%, 5/15/2029	2,175,304
36,285,000	U.S. Treasury Note, 2.625%, 2/15/2029	38,263,666
76,080,000	U.S. Treasury Note, 2.875%, 8/15/2028	81,756,282
688,262,000	U.S. Treasury Note, 3.125%, 11/15/2028	754,910,498

		1,945,207,427

	Utility Other – 0.4%
25,420,000	Acwa Power Management And Investments One Ltd., 5.950%, 12/15/2039, 144A	26,309,700

	Wireless – 0.4%
1,424,000	American Tower Corp., 4.700%, 3/15/2022	1,506,034
20,973,000	Bharti Airtel Ltd., 4.375%, 6/10/2025, 144A	21,177,003
3,960,000	Millicom International Cellular S.A., 6.625%, 10/15/2026, 144A	4,316,004

		26,999,041

	Wirelines – 1.0%
720,000	AT&T, Inc., 4.350%, 6/15/2045	719,766
6,549,000	AT&T, Inc., 4.500%, 3/09/2048	6,695,789
1,615,000	AT&T, Inc., 4.750%, 5/15/2046	1,705,463
7,715,000	AT&T, Inc., 5.250%, 3/01/2037	8,658,558
10,790,000	AT&T, Inc., 5.450%, 3/01/2047	12,395,773
11,187,000	Colombia Telecomunicaciones S.A. E.S.P., 5.375%, 9/27/2022, 144A	11,363,755
3,890,000	Telefonica Emisiones S.A., 5.134%, 4/27/2020	3,969,502
23,277,000	Telefonica Emisiones S.A., 5.462%, 2/16/2021	24,390,762

		69,899,368

	Total Bonds and Notes (Identified Cost $6,372,344,511)	6,478,693,016

Senior Loans – 2.7%

	Automotive – 0.1%
8,915,324	Dayco Products LLC, 2017 Term Loan B, 3-month LIBOR + 4.250%, 6.772%, 5/19/2023(d)	8,625,576

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued

	Automotive – continued
$390,143	KAR Auction Services, Inc., Term Loan B5, 3-month LIBOR + 2.500%, 4.875%, 3/09/2023(d)	$389,047
1,487,781	Visteon Corp., 2018 Term Loan B, LIBOR + 1.750%, 4.170%, 3/25/2024(i)	1,455,540

		10,470,163

	Chemicals – 0.1%
4,165,800	Venator Materials Corp., Term Loan B, 3-month LIBOR + 3.000%, 5.524%, 8/08/2024(d)	4,110,270

	Consumer Cyclical Services – 0.0%
1,379,969	FrontDoor, Inc., 2018 Term Loan B, 1-month LIBOR + 2.500%, 4.938%, 8/14/2025(d)	1,376,519

	Consumer Products – 0.3%
11,304,769	Coty, Inc., 2018 USD Term Loan B, 1-month LIBOR + 2.250%, 4.669%, 4/07/2025(d)	11,022,149
2,104,725	Energizer Holdings, Inc., 2018 Term Loan B, 1-month LIBOR + 2.250%, 4.750%, 12/17/2025(d)	2,095,527
1,238,346	Resideo Funding, Inc., Term Loan B, 3-month LIBOR + 2.000%, 4.330%, 10/24/2025(d)	1,236,030
11,561,894	Serta Simmons Bedding LLC, 1st Lien Term Loan, 1-month LIBOR + 3.500%, 5.908%, 11/08/2023(j)	7,442,970

		21,796,676

	Electric – 0.2%
11,220,456	AES Corp., 2018 Term Loan B, 3-month LIBOR + 1.750%, 4.272%, 5/31/2022(d)	11,195,210

	Food & Beverage – 0.1%
9,006,117	Post Holdings, Inc., 2017 Series A Incremental Term Loan, 1-month LIBOR + 2.000%, 4.404%, 5/24/2024(d)	8,956,043

	Gaming – 0.1%
4,465,005	Churchill Downs, Inc., 2017 Term Loan B, 1-month LIBOR + 2.000%, 4.410%, 12/27/2024(d)	4,451,074

	Industrial Other – 0.0%
3,231,866	Altra Industrial Motion Corp., 2018 Term Loan B, 1-month LIBOR + 2.000%, 4.402%, 10/01/2025(d)	3,169,264

	Leisure – 0.1%
9,880,000	AMC Entertainment Holdings, Inc., 2019 Term Loan B, 4/22/2026(k)	9,850,360

	Media Entertainment – 0.2%
4,994,929	Entercom Media Corp., 2017 Term Loan B, 1-month LIBOR + 2.750%, 5.152%, 11/18/2024(d)	4,984,540
3,486,033	Lamar Media Corp., 2018 Term Loan B, 3-month LIBOR + 1.750%, 4.125%, 3/14/2025(d)	3,486,033
3,287,231	Meredith Corp., 2018 Term Loan B, 1-month LIBOR + 2.750%, 5.152%, 1/31/2025(d)	3,282,596

		11,753,169

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued

	Packaging – 0.1%
$574,195	Crown Americas LLC, 2018 Term Loan B, 1-month LIBOR + 2.000%, 4.401%, 4/03/2025(d)	$576,635
2,716,613	Plastipak Packaging, Inc., 2018 Term Loan B, 1-month LIBOR + 2.500%, 4.910%, 10/14/2024(d)	2,693,413

		3,270,048

	Pharmaceuticals – 0.3%
4,480,519	Bausch Health Cos., Inc., Term Loan B, 1-month LIBOR + 2.750%, 5.162%, 11/27/2025(d)	4,451,396
9,187,213	Change Healthcare Holdings LLC, 2017 Term Loan B, 1-month LIBOR + 2.750%, 5.152%, 3/01/2024(d)	9,110,316
9,775,000	Grifols Worldwide Operations USA, Inc., 2017 Acquisition Term Loan, 1-week LIBOR + 2.250%, 4.635%, 1/31/2025(d)	9,742,742

		23,304,454

	Property & Casualty Insurance – 0.0%
2,721,525	USI, Inc., 2017 Repriced Term Loan, 3-month LIBOR + 3.000%, 5.330%, 5/16/2024(d)	2,650,085

	Restaurants – 0.2%
10,701,082	1011778 B.C. Unlimited Liability Co., Term Loan B3, 1-month LIBOR + 2.250%, 4.652%, 2/16/2024(d)	10,611,942

	Retailers – 0.2%
2,987,188	Hanesbrands, Inc., 2017 Term Loan B, 1-month LIBOR + 1.750%, 4.189%, 12/15/2024(d)	2,988,442
14,350,177	Michaels Stores, Inc., 2018 Term Loan B, 1-month LIBOR + 2.500%, 4.903%, 1/30/2023(j)	13,874,899

		16,863,341

	Technology – 0.5%
2,730,793	First Data Corp., 2017 USD Term Loan, 1-month LIBOR + 2.000%, 4.404%, 7/08/2022(d)	2,727,407
4,420,839	First Data Corp., 2024 USD Term Loan, 1-month LIBOR + 2.000%, 4.404%, 4/26/2024(d)	4,415,358
7,379,907	Go Daddy Operating Company LLC, 2017 Repriced Term Loan, 1-month LIBOR + 2.000%, 4.402%, 2/15/2024(d)	7,378,062
10,005,716	Iron Mountain, Inc., 2018 Term Loan B, 1-month LIBOR + 1.750%, 4.152%, 1/02/2026(d)	9,705,545
1,969,853	Sabre GLBL, Inc., 2018 Term Loan B, 1-month LIBOR + 2.000%, 4.402%, 2/22/2024(d)	1,964,101
9,765,132	SS&C Technologies Inc., 2018 Term Loan B5, 1-month LIBOR + 2.250%, 4.652%, 4/16/2025(d)	9,725,778

		35,916,251

	Transportation Services – 0.1%
9,789,668	Uber Technologies, Inc., 2018 Incremental Term Loan, 1-month LIBOR + 3.500%, 5.904%, 7/13/2023(d)	9,775,375

	Wirelines – 0.1%
10,284,063	Level 3 Financing, Inc., 2017 Term Loan B, 1-month LIBOR + 2.250%, 4.652%, 2/22/2024(d)	10,196,648

	Total Senior Loans (Identified Cost $205,331,198)	199,716,892

Shares	Description	Value (†)
Preferred Stocks – 0.3%

	Cable Satellite – 0.3%
17,563,000	NBCUniversal Enterprise, Inc., 5.250%, 144A (Identified Cost $18,210,290)	$17,984,512

Common Stocks – 0.0%
	Oil, Gas & Consumable Fuels – 0.0%
77,870	Paragon Offshore Ltd., Litigation Units, Class A(l)(m)	27,255
116,806	Paragon Offshore Ltd., Litigation Units, Class B(b)(c)(l)(m)	2,336,120

	Total Common Stocks (Identified Cost $9,028,818)	2,363,375

Principal Amount (‡)

Short-Term Investments – 17.4%
$43,620,000	Federal Home Loan Bank Discount Notes, 2.000%, 7/03/2019(n)	43,614,669
137,290,000	Federal Home Loan Bank Discount Notes, 2.155%-2.170%, 7/01/2019(n)(o)	137,290,000
76,167,699	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/28/2019 at 1.500% to be repurchased at $76,177,220 on 7/01/2019 collateralized by $74,580,000 U.S. Treasury Inflation Indexed Note, 0.625% due 4/15/2023 valued at $77,694,013 including accrued interest(p)	76,167,699
110,605,000	U.S. Treasury Bills, 2.133%, 9/05/2019(n)	110,180,691
140,000,000	U.S. Treasury Bills, 1.970%-2.030%, 10/24/2019(n)(o)	139,110,587
104,620,000	U.S. Treasury Bills, 2.137%, 9/12/2019(n)	104,182,449
284,165,000	U.S. Treasury Bills, 2.310%-2.331%, 8/29/2019(n)(o)	283,186,998
105,000,000	U.S. Treasury Bills, 2.368%-2.371%, 7/05/2019(n)(o)	104,977,247
265,000,000	U.S. Treasury Bills, 2.370%, 7/25/2019(n)	264,655,500

	Total Short-Term Investments (Identified Cost $1,263,149,068)	1,263,365,840

	Total Investments – 109.4% (Identified Cost $7,868,063,885)	7,962,123,635
	Other assets less liabilities – (9.4)%	(685,875,288)

	Net Assets – 100.0%	$7,276,248,347

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)

Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of June 30, 2019 is disclosed.

(b)	Fair valued by the Fund’s adviser. At June 30, 2019, the value of these securities amounted to $2,386,751 or less than 0.1% of net assets.
(c)	Level 3 security. Value has been determined using significant unobservable inputs.
(d)	Variable rate security. Rate as of June 30, 2019 is disclosed.
(e)

The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(f)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts or TBA transactions.

(g)

When-issued/delayed delivery. The Fund may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Fund at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Fund take delivery of the security. No interest accrues to the Fund until the transaction settles. Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. Certain transactions require the Fund or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party. The Fund covers its net obligations under outstanding delayed delivery commitments by segregating or earmarking cash or securities at the custodian.

Purchases of when-issued or delayed delivery securities may have a similar effect on the Fund’s NAV as if the Fund’s had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

(h)	Treasury Inflation Protected Security (TIPS).
(i)

Variable rate security. Rate shown represents the weighted average rate of underlying contracts at June 30, 2019. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(j)	Variable rate security. Rate shown represents the weighted average rate of underlying contracts at June 30, 2019.
(k)	Position is unsettled. Contract rate was not determined at June 30, 2019 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(l)	Securities subject to restriction on resale. At June 30, 2019, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost	Value	% of Net Assets
Paragon Offshore Ltd., Litigation Units, Class A	7/18/2017	$429,948	$27,255	Less than 0.1%
Paragon Offshore Ltd., Litigation Units, Class B	7/18/2017	8,598,870	2,336,120	Less than 0.1%

(m)	Non-income producing security.
(n)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(o)

The Fund’s investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

(p)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2019, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A

All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, the value of Rule 144A holdings amounted to $1,050,640,299 or 14.4% of net assets.

ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
TBA	To Be Announced

MXN	Mexican Peso
UYU	Uruguayan Peso

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2019, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
ABS Home Equity	$—	$147,775,477	$50,631	(a)	$147,826,108
All Other Bonds and Notes*	—	6,330,866,908	—		6,330,866,908

Total Bonds and Notes	—	6,478,642,385	50,631		6,478,693,016

Senior Loans*	—	199,716,892	—		199,716,892
Preferred Stocks*	—	17,984,512	—		17,984,512
Common Stocks*	—	27,255	2,336,120	(a)	2,363,375
Short-Term Investments	—	1,263,365,840	—		1,263,365,840

Total	$—	$7,959,736,884	$2,386,751		$7,962,123,635

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Fair valued by the Fund’s adviser.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2018 and/or June 30, 2019:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2018	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2019	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2019
Bonds and Notes
ABS Home Equity	$—	$—	$1	$(416)	$—	$(19,855)	$70,901	$—	$50,631	$(416)
Common Stocks
Oil, Gas & Consumable Fuels	—	—	—	(2,190,113)	—	—	4,526,233	—	2,336,120	(2,190,113)

Total	$—	$—	$1	$(2,190,529)	$—	$(19,855)	$4,597,134	$—	$2,386,751	$(2,190,529)

A debt security valued at $70,901 was transferred from Level 2 to Level 3 during the period ended June 30, 2019. At September 30, 2018, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2019 this security was valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the security.

A common stock valued at $4,526,233 was transferred from Level 2 to Level 3 during the period ended June 30, 2019. At September 30, 2018, this security was valued on the basis of closing bid quotations furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2019, this security was valued at fair value as determined in good faith by the Fund’s advisor using broker-dealer bid prices for which the inputs are unobservable to the Fund.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at June 30, 2019 (Unaudited)

Mortgage Related	27.1%
Treasuries	26.7
Banking	6.9
Agency Commercial Mortgage-Backed Securities	3.0
Government Owned — No Guarantee	2.6
ABS Home Equity	2.0
Other Investments, less than 2% each	23.7
Short-Term Investments	17.4

Total Investments	109.4
Other assets less liabilities	(9.4)

Net Assets	100.0%